Expenses for shipping activities (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of voyage expenses and commissions	Voyage expenses and commissions

For the six month period ended

(in thousands of USD)	June 30, 2026	June 30, 2025

Commissions paid	(11,723)	(10,975)
Bunkers	(166,392)	(79,970)
Other voyage related expenses	(71,053)	(32,797)
Total voyage expenses and commissions	(249,168)	(123,742)

Disclosure of vessel operating expenses	Vessel operating expenses

For the six month period ended

(in thousands of USD)	June 30, 2026	June 30, 2025

Crew related expenses	(133,252)	(86,240)
Technical and other operating expenses	(99,434)	(73,036)
Insurance	(20,270)	(16,197)
Total vessel operating expenses	(252,956)	(175,473)

Disclosure of general and administrative expense explanatory	General and administrative expenses

For the six month period ended

(in thousands of USD)	June 30, 2026	June 30, 2025

Wages and salaries	(15,209)	(12,029)
Social security costs	(2,541)	(1,918)
Other employee benefits	(5,202)	(1,637)
Employee benefits	(22,952)	(15,584)

Administrative expenses	(34,648)	(39,501)
Tonnage Tax	(1,419)	(1,459)
Claims	796	—
Provisions	(335)	149

Total general and administrative expenses	(58,558)	(56,395)